BLACKROCK BALANCED CAPITAL FUND, INC.

(the “Fund”)

Supplement dated September 15, 2017 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated January 27, 2017, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

The following is added to the end of the first paragraph in the section of the Summary Prospectus entitled “Key Facts About BlackRock Balanced Capital Fund, Inc. — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Fund, Inc. — Principal Investment Strategies of the Fund”:

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

The following is added as the last paragraph in the subsection of the Prospectus entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies — The Fund”:

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

Footnote 5 of the fee table in the section of the Summary Prospectus entitled “Key Facts About BlackRock Balanced Capital Fund, Inc. — Fees and Expenses of the Fund” and in the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Fund, Inc. — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 50, with the exception of the Fund’s investment in the Master Portfolios, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2018. The contractual agreement may be terminated upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

The fifth paragraph in the section of the Prospectus entitled “Management of the Fund — BlackRock” is deleted in its entirety and replaced with the following:

With the exception of the Fund’s investment in the Master Portfolios, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee through January 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

The third paragraph in the section of the SAI entitled “Management and Advisory Arrangements” is deleted in its entirety and replaced with the following:

With the exception of the Fund’s investment in the Master Portfolios, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee through January 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Shareholders should retain this Supplement for future reference.

PRO2SAI-10044-0917SUP

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